Shareholder Report, Average Annual Return (Details) 2BCB_MassMutual Global Credit Income Opportunities Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I - without sales charge
Average Annual Return, Percent	6.63%	5.89%	5.18%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	2.40%	(1.56%)	1.15%
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index + 500 bps
Average Annual Return, Percent	9.83%	8.26%	7.23%